Fees and Expenses	Jan. 28, 2025
Oakmark Fund | Oakmark Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Fund
Expense Narrative [Text Block]	Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) fees	None	None	None	None
Total Other Expenses	0.29%	0.10%	0.06%	0.02%
Shareholder Service Plan fees	0.21%[1]	None	None	None
Other expenses	0.08%	0.10%	0.06%	0.02%
Total Annual Fund Operating Expenses	0.89%	0.70%	0.66%	0.62%

[1] Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

Expense Example, With Redemption [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$91	$72	$67	$63
3 Years	284	224	211	199
5 Years	493	390	368	346
10 Years	1,096	871	822	774

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	42.00%
Oakmark Select Fund | Oakmark Select Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Fund
Expense Narrative [Text Block]	Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	0.71%	0.71%	0.71%	0.71%
Distribution (12b-1) fees	None	None	None	None
Total Other Expenses	0.28%	0.16%	0.05%	0.02%
Shareholder Service Plan fees	0.18%[1]	None	None	None
Other expenses	0.10%	0.16%	0.05%	0.02%
Total Annual Fund Operating Expenses	0.99%	0.87%	0.76%	0.73%

[1] Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

Expense Example, With Redemption [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$101	$89	$78	$75
3 Years	315	278	243	233
5 Years	547	482	422	406
10 Years	1,213	1,073	942	906

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	57.00%
Oakmark Global Fund | Oakmark Global Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Fund
Expense Narrative [Text Block]	Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) fees	None	None	None	None
Total Other Expenses	0.32%	0.13%	0.09%	0.06%
Shareholder Service Plan fees	0.18%[1]	None	None	None
Other expenses	0.14%	0.13%	0.09%	0.06%
Total Annual Fund Operating Expenses	1.12%	0.93%	0.89%	0.86%

[1] Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

Expense Example, With Redemption [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$114	$95	$91	$88
3 Years	356	296	284	274
5 Years	617	515	493	477
10 Years	1,363	1,143	1,096	1,061

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	48.00%
Oakmark Global Select Fund | Oakmark Global Select Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Fund
Expense Narrative [Text Block]	Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	0.77%	0.77%	0.77%	0.77%
Distribution (12b-1) fees	None	None	None	None
Total Other Expenses	0.36%	0.19%	0.13%	0.07%
Shareholder Service Plan fees	0.21%[1]	None	None	None
Other expenses	0.15%	0.19%	0.13%	0.07%
Total Annual Fund Operating Expenses	1.13%	0.96%	0.90%	0.84%

[1] Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

Expense Example, With Redemption [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$115	$98	$92	$86
3 Years	359	306	287	268
5 Years	622	531	498	466
10 Years	1,375	1,178	1,108	1,037

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	44.00%
Oakmark International Fund | Oakmark International Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Fund
Expense Narrative [Text Block]	Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None. Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	0.73%	0.73%	0.73%	0.73%
Distribution (12b-1) fees	None	None	None	None
Total Other Expenses	0.32%	0.15%	0.08%	0.02%
Shareholder Service Plan fees	0.22%[1]	None	None	None
Other expenses	0.10%	0.15%	0.08%	0.02%
Total Annual Fund Operating Expenses	1.05%	0.88%	0.81%	0.75%

[1] Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Expense Example, With Redemption [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$107	$90	$83	$77
3 Years	334	281	259	240
5 Years	579	488	450	417
10 Years	1,283	1,084	1,002	930

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	32.00%
Oakmark International Small Cap Fund | Oakmark International Small Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the Fund
Expense Narrative [Text Block]	Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	0.99%	0.99%	0.99%	0.99%
Distribution (12b-1) fees	None	None	None	None
Total Other Expenses	0.34%	0.18%	0.09%	0.07%
Shareholder Service Plan fees	0.20%[1]	None	None	None
Other expenses	0.14%	0.18%	0.09%	0.07%
Total Annual Fund Operating Expenses	1.33%	1.17%	1.08%	1.06%

[1] Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

Expense Example, With Redemption [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$135	$119	$110	$108
3 Years	421	372	343	337
5 Years	729	644	595	585
10 Years	1,601	1,420	1,317	1,294

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	40.00%
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	0.53%	0.53%	0.53%	0.53%
Distribution (12b-1) fees	None	None	None	None
Total Other Expenses	0.32%	0.09%	0.06%	0.03%
Shareholder Service Plan fees	0.22%[1]	None	None	None
Other expenses	0.10%	0.09%	0.06%	0.03%
Total Annual Fund Operating Expenses	0.85%	0.62%	0.59%	0.56%

[1] Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

Expense Example, With Redemption [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$87	$63	$60	$57
3 Years	271	199	189	179
5 Years	471	346	329	313
10 Years	1,049	774	738	701

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	38.00%
Oakmark Bond Fund | Oakmark Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
Management fees	0.39%	0.39%	0.39%	0.39%
Distribution (12b-1) fees	None	None	None	None
Total Other Expenses	0.56%	0.35%	0.38%	0.38%
Shareholder Service Plan fees	0.24%[1]	None	None	None
Other expenses	0.32%	0.35%	0.38%	0.38%
Total Annual Fund Operating Expenses	0.95%	0.74%	0.77%	0.77%
Less: Fee waivers and/or expense reimbursements[2]	0.21%	0.20%	0.25%	0.33%
Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements	0.74%	0.54%	0.52%	0.44%

[1] Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

[2] Harris Associates L.P. (the "Adviser") has contractually undertaken to waive and/or reimburse certain fees and expenses of Investor Class, Advisor Class, Institutional Class, and R6 Class so that the total annual operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including fees paid to the Adviser) ("annual operating expenses") of each class are limited to 0.74%, 0.54%, 0.52% and 0.44% of average net assets, respectively. Each of these undertakings lasts until January 27, 2026 and may only be modified by mutual agreement of the parties that, with respect to the Trust, includes a majority vote of the "non-interested" Trustees of the Trust. The Fund has agreed that each of Investor Class, Advisor Class, Institutional Class, and R6 Class will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.74%, 0.54%, 0.52% and 0.44% of the class's average net assets, respectively, or to exceed any lower limit in effect at the time of recoupment. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

Expense Example, With Redemption [Table]
	Investor Class	Advisor Class	Institutional Class	R6 Class
1 Year	$76	$55	$53	$45
3 Years	282	216	221	213
5 Years	505	392	403	395
10 Years	1,147	900	931	923

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	90.00%